Share-based payments - Summary of the Number and Weighted Average Exercise Prices Movements in Stock Options (Detail)	12 Months Ended
	Dec. 31, 2025 shares € / shares	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares € / shares
Disclosureofnumberandweightedaverageexercisepricesofshareoptions [Abstract]
Number stock options, Beginning balance | shares	3,869,188	3,830,652	3,181,538
Number stock options, Granted | shares	630,000	860,000	936,000
Number stock options, Exercised | shares	(408,989)	(514,356)	(241,825)
Number stock options, Forfeited | shares	(139,167)	(307,108)	(45,061)
Number stock options, Ending balance | shares	3,951,032	3,869,188	3,830,652
Weighted average exercise price, Beginning balance | € / shares	€ 12.36	€ 9.46	€ 9.69
Weighted average exercise price, Granted | € / shares	14.74	19.79	6.53
Weighted average exercise price, Exercised | € / shares	1.75	3.41	1.45
Weighted average exercise price, Forfeited | € / shares	16.61	14.79	8.9
Weighted average exercise price, Ending balance | € / shares	€ 13.01	€ 12.36	€ 9.46